Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Operating Income Expense [Abstract]
Other Operating Expenses
6.	OTHER OPERATING EXPENSES
Other operating expenses included in the consolidated statements of profit or loss and other comprehensive income are as follows:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Other operating expenses
Marketing and brand promotional expenses	12,903,989	5,696,606	597,566
Premises costs and office utilities
—Premises costs	11,965,344	14,244,127	14,226,081
—Office utilities	9,152,802	6,601,790	7,821,627

	21,118,146	20,845,917	22,047,708

Traveling and business development expenses	19,362,587	5,636,354	3,747,166
Commissions and bank charges	2,307,050	1,957,433	1,308,425
Office and maintenance expenses	1,430,834	175,348	55,192
Administrative service fee	12,000,000	24,330,000	24,330,000
Legal and professional fees
—Auditor’s remuneration	11,402,267	12,068,575	7,343,259
—Other legal and professional fees	11,776,501	12,434,767	8,636,734
—Professional indemnity expense	—	11,811,165	8,683,032

	23,178,768	36,314,507	24,663,025

Staff welfare and staff recruitment expenses	2,471,705	1,223,673	2,322,035
Others
—Depreciation	113,919	30,374	44,226
—Foreign exchange differences, net	12,596,647	3,222,789	963,422
—Other expenses	7,213,210	4,290,210	3,715,247

	19,923,776	7,543,373	4,722,895

	114,696,855	103,723,211	83,794,012